Segment reporting - Notable Items after tax (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Segment reporting
Economic hedges	$ (121)	$ 266	$ 204
Hedge ineffectiveness	$ 43	(33)	(19)
Provision for litigation, fines and penalties		(68)	(65)
Provisions for litigation, fines and penalties, percentage movement from prior period	(100.00%)
Provisions for litigation, fines and penalties, percentage movement from same period in prior year	(100.00%)
Asset sales and revaluations	$ 256	(1,089)	213
Asset sales and revaluations, percentage movement from same period in prior year	20.00%
The write-down of assets		(129)	(154)
The write-down of assets, percentage movement from prior period	(100.00%)
The write-down of assets, percentage movement from same period in prior year	(100.00%)
Total notable items after tax	$ 178	$ (1,053)	$ 179
Total notable items after tax, percentage movement from same period in prior year	(1.00%)